Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,121	$ 790	$ 832	$ 760
Provision for credit losses
Originations	1	1	6	3
Maturities	(10)	(10)	(29)	(23)
Changes in risk, parameters and exposures	247	139	831	425
Write-offs	(143)	(167)	(490)	(478)
Recoveries	32	37	98	103
Exchange rate and other	(1)	(1)	(1)	(1)
Balance at end of period	1,247	789	1,247	789
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	246	166	173	161
Provision for credit losses
Transfers to Stage 1	84	116	319	344
Transfers to Stage 2	(23)	(19)	(70)	(58)
Transfers to Stage 3	(1)		(2)	(1)
Originations	1	1	6	3
Maturities	(2)	(2)	(7)	(4)
Changes in risk, parameters and exposures	26	(94)	(88)	(276)
Exchange rate and other	(1)	1	(1)
Balance at end of period	330	169	330	169
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	875	624	659	599
Provision for credit losses
Transfers to Stage 1	(84)	(116)	(319)	(344)
Transfers to Stage 2	23	19	70	58
Transfers to Stage 3	(101)	(88)	(283)	(251)
Maturities	(8)	(8)	(22)	(19)
Changes in risk, parameters and exposures	212	191	812	578
Exchange rate and other		(2)		(1)
Balance at end of period	917	620	917	620
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	102	88	285	252
Changes in risk, parameters and exposures	9	42	107	123
Write-offs	(143)	(167)	(490)	(478)
Recoveries	$ 32	$ 37	$ 98	$ 103